Long-term Borrowings, Capital Lease Obligations and License Agreements (Tables)	12 Months Ended
Dec. 31, 2018
Long-term Borrowings, Capital Lease Obligations and License Agreements
Summary of long-term debt

Long-term debt as of December 31, 2018 and 2017 consists of:

(in thousands)	December 31, 2018	December 31, 2017
3.800% Senior Notes due April 1, 2021 (5 year tranche), net of discount and debt issuance costs	$746,430	745,000
4.800% Senior Notes due April 1, 2026 (10 year tranche), net of discount and debt issuance costs	743,734	743,042
3.750% Senior Notes due June 1, 2023 (10 year tranche), net of discount and debt issuance costs	545,647	544,780
4.000% Senior Notes due June 1, 2023 (5 year tranche), net of discount and debt issuance costs	545,801	-
4.450% Senior Notes due June 1, 2028 (10 year tranche), net of discount and debt issuance costs	445,439	-
LIBOR + 1.300%, unsecured revolving loan, due April 23, 2023, with monthly interest payments on outstanding balances	805,000	-
3.760% note payable due March 20, 2020, with monthly interest and principal payments	16,450	-
3.600% note payable due December 20, 2020, with monthly interest and principal payments	15,700	-
2.375% Senior Notes due June 1, 2018 (5 year tranche), net of discount and debt issuance costs	-	549,532
LIBOR + 1.500%, unsecured term facility, due February 23, 2021, with quarterly principal and interest payments, net of debt issuance costs	-	368,645
LIBOR + 1.300%, unsecured revolving loan, due February 23, 2021, with monthly interest payments on outstanding balances	-	200,000
Total debt	3,864,201	3,150,999
Less current portion	(20,807)	(559,050)
Noncurrent portion of long-term debt	$3,843,394	2,591,949

[1]

As of December 31, 2018 and 2017, the estimated fair values of the Company’s Senior Notes totaled $3.0 billion and $2.7 billion, respectively. The estimated fair values of the Company’s Senior Notes were based on quoted prices in an active market and are considered to be Level 1 measurements.

Schedule of required annual principal payments on long-term debt

Required annual principal payments on long-term debt for the five years subsequent to December 31, 2018 are summarized as follows:

(in thousands)
2019	$20,807
2020	11,342
2021	750,000
2022	-
2023	1,905,000

Schedule of capital lease obligations and license agreements

(in thousands)	2018	2017
Capital lease obligations	$37,177	37,950
License agreements	17,288	4,865
Total capital lease obligations and license agreements	54,465	42,815
Less current portion	(8,318)	(6,762)
Noncurrent portion of capital leases and license agreements	$46,147	36,053

Schedule of future minimum lease payments under capital leases and license agreements

The future minimum lease payments under capital leases and license agreements as of December 31, 2018 are summarized as follows:

(in thousands)	Capital Leases	License Agreements
2019	$7,393	2,939
2020	7,319	13,778
2021	7,085	1,390
2022	7,051	39
2023	6,658	-
Thereafter	6,868	-
Total minimum lease payments	42,374	18,146
Less amount representing interest	(5,197)	(858)
Principal minimum lease payments	$37,177	17,288